Stock-Based Compensation, TDS excluding U.S. Cellular, Valuation model (Details) - TDS Parent Company - 2011 and 2004 Long-Term Incentive Plans - Stock Options	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Black Scholes valuation model assumptions
Expected life	6 years 1 month	5 years 10 months	5 years 8 months
Expected annual volatility rate	30.80%	39.60%	41.00%
Dividend yield	1.90%	2.00%	2.30%
Risk-free interest rate	1.80%	1.80%	1.00%
Estimated annual forfeiture rate	3.20%	2.90%	2.90%